Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 5 –Leases

Operating Leases

The Company currently has two leases for office space located in Melville, NY.

The first lease for office space in Melville, NY commenced on September 1, 2019. The term of this lease is for three years and eleven months and runs co-terminus with our existing lease in the same building. The base annual rent is $10,764 payable in equal monthly installments of $897.

A second lease for office space in Melville, NY, was entered into on November 20, 2017, which commenced on April 2, 2018. The term of this lease is five years and three months at $86,268 per year with an escalation of 3% per year and expires on July 31, 2023.

The lease for office space in Warwick, RI, called for monthly payments of $2,324 beginning February 1, 2015 which escalated to $2,460 on February 1, 2017. This lease commenced on February 1, 2015 and expired on January 31, 2019. The Company extended this lease until January 31, 2020. This lease was further extended until January 31, 2021. The annual base rent was $31,176 payable in equal monthly installments of $2,598. The Company satisfied the terms of the lease and no longer occupies this premise.

The Company leases rack space in New York, Massachusetts and North Carolina. These leases are month to month and the monthly rent is approximately $25,000.

In 2020, the Company entered into a new rack space lease agreement in Dallas, TX. The lease term is 13 months and requires monthly payments of $1,905 and expires on July 31, 2023.

Finance Lease Obligations

On June 1, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,008. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 1, 2023.

On June 29, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,050. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 29, 2023.

On July 31, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment under a finance lease. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $4,524. The lease carries an interest rate of 7% and is a three-year lease.

Finance Lease Obligations – Related Party

On April 1, 2018, the Company entered into a lease agreement with Systems Trading Inc. (“Systems Trading”) to refinance all equipment leases into one lease. This lease obligation is payable to Systems Trading with bi-monthly installments of $23,475. The lease carries an interest rate of 5% and is a four-year lease. The term of the lease ends April 16, 2022. Systems Trading is owned and operated by the Company’s President, Harold Schwartz.

On January 1, 2019, the Company entered into a lease agreement with Systems Trading. This lease obligation is payable to Systems Trading with monthly installments of $29,592. The lease carries an interest rate of 6.75% and is a five-year lease. The term of the lease ends December 31, 2023.

On April 1, 2019, the Company entered into two lease agreements with Systems Trading to add new data center equipment. The first lease calls for monthly installments of $1,328 and expires on March 1, 2022. It carries an interest rate of 7%. The second lease calls for monthly installments of $461 and expires on March 1, 2022. It carries an interest rate of 6.7%.

On January 1, 2020, the Company entered into a new lease agreement with Systems Trading to lease equipment. The lease obligation is payable to Systems Trading with monthly installments of $10,534. The lease carries an interest rate of 6% and is a three-year lease. The term of the lease ends January 1, 2023.

On March 4, 2021, the Company entered into a new lease agreement with Systems Trading effective April 1, 2021. This lease obligation is payable to Systems Trading with monthly installments of $1,567 and expires on March 31, 2024. The lease carries an interest rate of 8%.

The Company determines if an arrangement contains a lease at inception. Right of Use “ROU” assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company’s lease term includes options to extend the lease when it is reasonably certain that it will exercise that option. Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient . ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. A discount rate of 7% was used in preparation of the ROU asset and operating liabilities.

The components of lease expense were as follows:

Six Months Ended June 30, 2021
Finance leases:
Amortization of assets, included in depreciation and amortization expense	$677,505
Interest on lease liabilities, included in interest expense	102,539
Operating lease:
Amortization of assets, included in total operating expense	51,762
Interest on lease liabilities, included in total operating expense	8,197
Total net lease cost	$840,000

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$198,549

Current operating lease liabilities	106,102
Noncurrent operating lease liabilities	102,407
Total operating lease liabilities	$208,509

June 30, 2021
Finance leases:
Property and equipment, at cost	$4,416,665
Accumulated amortization	(2,516,643)
Property and equipment, net	1,900,022

Current obligations of finance leases	$1,147,355
Finance leases, net of current obligations	765,102
Total finance lease liabilities	$1,912,457

Supplemental cash flow and other information related to leases was as follows:

Six Months Ended June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$43,362
Financing cash flows related to finance leases	$677,505

Weighted average remaining lease term (in years):
Operating leases	1.22
Finance leases	1.82

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Long-term obligations under the operating and finance leases at June 30, 2021 mature as follows:

For the Twelve Months Ended June 30,	Operating Leases	Finance Leases
2022	$106,102	1,209,750
2023	109,365	622,949
2024	9,395	242,341
Total lease payments	224,863	2,075,040
Less: Amounts representing interest	(16,354)	(162,584)
Total lease obligations	208,509	1,912,457
Less: Current	(106,102)	(1,273,587)
	$102,407	$765,102

As of June 30, 2021, the Company had no additional significant operating or finance leases that had not yet commenced. Rent expense under all operating leases for the six months ended June 30, 2021 and 2020 was $41,894 and $79,510, respectively.

Note 5 –Leases

Operating Leases

The Company currently has three leases for office space, with two offices located in Melville, NY, and one office in Warwick, RI.

The first lease for office space in Melville, NY, was assumed as part of the Company’s acquisition of ABC in 2016 and called for monthly payments of $8,382 and expiring August 31, 2019. Upon termination of the lease in August 2019, the Company entered into a new lease for a technology lab in a smaller space commencing on September 1, 2019. The term of this lease is for three years and 11 months and runs co-terminus with our existing lease in the same building. The base annual rent is $10,764 payable in equal monthly installments of $897.

A second lease for office space in Melville, NY, was entered into on November 20, 2017, which commenced on April 2, 2018. The term of this lease is five years and three months at $86,268 per year with an escalation of 3% per year with an ending date of July 31, 2023.

The lease for office space in Warwick, RI, calls for monthly payments of $2,324 beginning February 1, 2015 which escalated to $2,460 on February 1, 2017. This lease commenced on February 1, 2015 and expired on January 31, 2019. The Company extended this lease until January 31, 2020. This lease was further extended until January 31, 2021. The annual base rent shall be $31,176 payable in equal monthly installments of $2,598. We have satisfied the terms of the lease and no longer occupy this premise.

The Company leases rack space in New York, Massachusetts and North Carolina. These leases are month to month and the monthly rent is approximately $25,000.

In 2020 the Company entered into a new rack space lease agreement in Dallas, TX. The lease term is 13 months and requires monthly payments of $1,905.

Finance Lease Obligations

On June 1, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,008. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 1, 2023.

On June 29, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,050. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 29, 2023.

On July 31, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment under a finance lease. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $4,524. The lease carries an interest rate of 7% and is a three-year lease.

Finance Lease Obligations – Related Party

On April 1, 2018, the Company entered into a lease agreement with Systems Trading Inc. (“Systems Trading”) to refinance all leases into one lease. This lease obligation is payable to Systems Trading with bi-monthly installments of $23,475. The lease carries an interest rate of 5% and is a four -year lease. The term of the lease ends April 16, 2022. Systems Trading is owned and operated by the Company’s President, Hal Schwartz.

On January 1, 2019, the Company entered into a lease agreement with Systems Trading. This lease obligation is payable to Systems Trading with monthly installments of $29,592. The lease carries an interest rate of 6.75% and is a five-year lease. The term of the lease ends December 31, 2023.

On April 1, 2019, the Company entered into two lease agreements with Systems Trading to add new data center equipment. The first lease calls for monthly payments of $1,328 and expires on March 1, 2022. It carries an interest rate of 7%. The second lease calls for monthly payments of $461 and expires on March 1, 2022. It carries an interest rate of 6.7%.

On January 1, 2020, the Company entered into a new lease agreement with Systems Trading Inc. to lease equipment. The lease obligation is payable to Systems Trading with monthly installments of $10,534. The lease carries an interest rate of 6% and is a three-year lease. The term of the lease ends January 1, 2023.

We determine if an arrangement contains a lease at inception. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. Our lease term includes options to extend the lease when it is reasonably certain that we will exercise that option. Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. We recognize lease expense for these leases on a straight-line basis over the lease term. We recognize variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. A discount rate of 7% was used in preparation of the ROU asset and operating liabilities.

The components of lease expense were as follows:

Year Ended December 31, 2020
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$814,572
Interest on lease liabilities, included in interest expense	154,858
Operating lease:
Amortization of assets, included in total operating expense	101,504
Interest on lease liabilities, included in total operating expense	20,763
Total net lease cost	$1,091,697

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$241,911

Current operating lease liabilities	104,549
Noncurrent operating lease liabilities	147,525
Total operating lease liabilities	$252,074

December 31, 2020
Finance leases:
Property and equipment, at cost	$4,366,665
Accumulated amortization	(2,267,449)
Property and equipment, net	2,099,216

Current obligations of finance leases	$1,317,542
Finance leases, net of current obligations	1,222,420
Total finance lease liabilities	$2,539,962

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$80,743
Financing cash flows related to finance leases	$774,971

Weighted average remaining lease term (in years):
Operating leases	1.72
Finance leases	2.12

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Long-term obligations under the operating and finance leases at December 31, 2020 mature as follows:

For the Year ending December 31,	Operating Leases	Finance Leases
2021	$104,549	$1,462,239
2022	107,718	849,427
2023	64,357	441,724
2024	—	—
2025	—	—
Total lease payments	276,625	2,753,390
Less: Amounts representing interest	(24,551)	(213,428)
Total lease obligations	252,074	2,539,962
Less: Current	(104,549)	(1,317,542)
	$147,525	$1,222,420

As of December 31, 2020, we had no additional significant operating or finance leases that had not yet commenced. Rent expense under all operating leases for the years ended December 31, 2020 and 2019 were $169,716 and $251,814, respectively.